BORROWINGS - Non-Recourse Borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Current Non-recourse Borrowings And Current Portion Of Non-current Non-recourse Borrowings	$ 12	$ 11
Non-current Portion Of Non-current Non-recourse Borrowings	3,728	3,466
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,740	$ 3,477